REVENUE INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
REVENUE INFORMATION
REVENUE INFORMATION

6 — REVENUE INFORMATION

For the periods ended at June 30, 2023 and 2022, the Group’s gross revenue information comprises the following:

	January 1 –	January 1 –
	June 30, 2023	June 30, 2022
Rental revenues	9,847,650	10,579,286
Reservation revenue	15,439	29,528
Other revenue	43,016	8,190
Gross Sales	9,906,105	10,617,004

Sales refunds	(21,524)	(48,630)
Sales discount	(399,820)	(837,116)
Net Sales	9,484,761	9,731,258

The Group has determined that collectability is not probable for revenue amounting to US$ 165,176 and US$ 251,692 for the periods ended June 30, 2023 and 2022, respectively. These amounts will not be deemed probable until cash is received, at which point revenue would be recognized.

Deferred revenue

Deferred revenue consists of prepaid coupons and wallet balances which will be recorded as revenue when the relevant ride is taken, as that represents the satisfaction of the Group’s performance obligation.

The table below shows the deferred revenue movement for the periods ended June 30, 2023 and 2022;

			January 1 – June 30,
	January 1, 2023	Additions	2023 Revenue	FX rate Adj	June 30, 2023
Deferred revenue	1,127,105	3,258,646	(2,655,833)	(596,426)	1,133,492
Total	1,127,105	3,258,646	(2,655,833)	(596,426)	1,133,492

			January 1 – June 30,
	January 1, 2022	Additions	2022 Revenue	FX rate Adj	June 30, 2022
Deferred revenue	675,014	2,548,809	(2,049,264)	(402,885)	771,674
Total	675,014	2,548,809	(2,049,264)	(402,885)	771,674

14 — REVENUE INFORMATION

For the years ended at December 31, 2022, 2021 and 2020 the Group’s gross profit on the based on operations comprised the following:

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Rental revenues	26,769,058	18,004,117	10,985,126
Reservation revenue	62,577	76,684	100,040
Other revenue	103,033	21,528	58,240
Gross Sales	26,934,668	18,102,329	11,143,406

14 — REVENUE INFORMATION (Continued)

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Sales refunds	(69,409)	(104,868)	(34,916)
Sales discount	(1,877,088)	(998,024)	(1,345,294)
Net Sales	24,988,171	16,999,437	9,763,196

The Group has determined that collectability is not probable for revenue amounting to US$ 436,156, US$ 625,463 and US$ 24,287 for the years ended December 31, 2022, 2021 and 2020 respectively. These amounts will not be deemed probable until cash is received, at which point revenue would be recognized.

Deferred revenue

Deferred revenue consists of prepaid coupons and wallet balances which will be recorded as revenue when the relevant ride is taken, as that represents the satisfaction of the Group’s performance obligation.

	December 31,	December 31,	December 31,
	2022	2021	2020
Wallet	1,127,105	675,014	41,765
Other	201,300	37,688	—
Total	1,328,405	712,702	41,765

The table below shows the deferred revenue movement for the years ended December 31, 2022, 2021 and 2020,

	January 1,		2022		December 31,
	2022	Additions	Revenue	FX rate Adj	2022
Deferred revenue	675,014	6,631,916	(5,502,880)	(676,945)	1,127,105
Total	675,014	6,631,916	(5,502,880)	(676,945)	1,127,105

	January 1,		2021		December 31,
	2021	Additions	Revenue	FX rate Adj	2021
Deferred revenue	41,765	5,582,640	(4,571,465)	(377,926)	675,014
Total	41,765	5,582,640	(4,571,465)	(377,926)	675,014

	January 1,		2020		December 31,
	2020	Additions	Revenue	FX rate Adj	2020
Deferred revenue	—	101,608	(57,362)	(2,481)	41,765
Total	—	101,608	(57,362)	(2,481)	41,765